JPMorgan Realty Income ETF
Schedule of Portfolio Investments as of May 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Realty Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.3%
Apartments — 16.1%
American Homes 4 Rent, Class A, REIT	319,370	12,088,155
AvalonBay Communities, Inc., REIT	36,467	7,540,282
Camden Property Trust, REIT	99,419	11,680,738
Equity LifeStyle Properties, Inc., REIT	207,376	13,182,892
Essex Property Trust, Inc., REIT	16,697	4,740,278
Invitation Homes, Inc., REIT	181,016	6,100,239
UDR, Inc., REIT	329,172	13,637,596
		68,970,180
Diversified — 34.2%
American Tower Corp., REIT	193,535	41,542,288
Crown Castle, Inc., REIT	115,928	11,633,375
Digital Realty Trust, Inc., REIT	115,450	19,801,984
Equinix, Inc., REIT	40,582	36,070,093
Outfront Media, Inc., REIT	74,324	1,227,832
SBA Communications Corp., REIT	67,608	15,677,619
Weyerhaeuser Co., REIT	375,621	9,732,340
WP Carey, Inc., REIT	171,623	10,771,060
		146,456,591
Health Care — 15.4%
Alexandria Real Estate Equities, Inc., REIT	122,578	8,603,750
Ventas, Inc., REIT	272,791	17,535,005
Welltower, Inc., REIT	256,291	39,540,576
		65,679,331
Hotels — 2.1%
DiamondRock Hospitality Co., REIT	305,305	2,332,530
Host Hotels & Resorts, Inc., REIT	416,815	6,456,465
		8,788,995
Industrial — 10.2%
Americold Realty Trust, Inc., REIT	192,427	3,188,515
EastGroup Properties, Inc., REIT	76,847	13,029,409
Prologis, Inc., REIT	252,956	27,471,022
		43,688,946
Office — 3.4%
COPT Defense Properties, REIT	154,670	4,245,691
Cousins Properties, Inc., REIT	270,957	7,605,763
Hudson Pacific Properties, Inc., REIT	1,463,459	2,722,034
		14,573,488
Regional Malls — 3.1%
Simon Property Group, Inc., REIT	82,479	13,449,850
Shopping Centers — 5.1%
Kimco Realty Corp., REIT	634,845	13,496,805
Kite Realty Group Trust, REIT	385,245	8,521,619
		22,018,424

JPMorgan Realty Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Single Tenant — 1.1%
Agree Realty Corp., REIT	60,490	4,554,897
Storage — 7.6%
CubeSmart, REIT	171,338	7,326,413
Extra Space Storage, Inc., REIT	142,334	21,513,784
Public Storage, REIT	5,730	1,767,189
Smartstop Self Storage REIT, Inc., REIT (a)	53,244	1,945,536
		32,552,922
Total Common Stocks (Cost $379,448,891)		420,733,624
Short-Term Investments — 1.7%
Investment Companies — 1.6%
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (b) (c) (Cost $6,920,394)	6,919,482	6,920,866
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.36% (b) (c) (Cost $305,860)	305,860	305,860
Total Short-Term Investments (Cost $7,226,254)		7,226,726
Total Investments — 100.0% (Cost $386,675,145)		427,960,350
Liabilities in Excess of Other Assets — (0.0)% ^		(51,192)
NET ASSETS — 100.0%		427,909,158

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
(a)	The security or a portion of this security is on loan at May 31, 2025. The total value of securities on loan at May 31, 2025 is $299,628.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of May 31, 2025.

JPMorgan Realty Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$427,960,350	$—	$—	$427,960,350

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

JPMorgan Realty Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)

For the period ended May 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2025	Shares at May 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b)	$9,709,167	$18,058,457	$20,844,934	$(834)	$(990)	$6,920,866	6,919,482	$95,974	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.36% (a) (b)	—	661,600	355,740	—	—	305,860	305,860	152	—
Total	$9,709,167	$18,720,057	$21,200,674	$(834)	$(990)	$7,226,726		$96,126	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2025.